Future Minimum Rentals from Vehicles and Equipment on Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Future Minimum Payments Receivable [Line Items]
2015	¥ 554,040
2016	376,440
2017	159,207
2018	42,394
2019	11,535
Thereafter	7,530
Total minimum future rentals	¥ 1,151,146